Contingent Earn-Out Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contingent Earn Out Liability [Abstract]
Purchase price percentage	15.00%
Customer list year percentage	30.00%
Current portion earn out liability amount	$ 665,855	$ 402,730
Long term portion earn out liability amount	$ 976,078	$ 1,850,960